COMMITMENTS AND CONTINGENCIES (Details Narrative)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Commitments and Contingencies Disclosure [Abstract]
Commitments or contingencies